3. FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value Measurements Tables
Schedule of fair value measurements

	Level 1	Level 2	Level 3	Balance as of June 30 , 2013
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Liabilities (at fair value):

Asset retirement obligations	$	$	$2,325,220	$2,325,220
Derivative liabilities (oil collar)		56,548		56,548

Total liabilities (at fair value)	$	$56,548	$2,325,220	$2,381,768

	Level 1	Level 2		Level 3	Balance as of December 31, 2012
Liabilities (at fair value):

Asset retirement obligations	$	$		$2,271,999	$2,271,999
Derivative liabilities (oil collar)			159,369		159,369

Total liabilities (at fair value)	$		$159,369	$2,271,999	$2,431,368

	Level 1	Level 2	Level 3	Balance as of December 31, 2011
Liabilities (at fair value):

Asset retirement obligations	$	$	$2,331,865	$2,331,865